Equity (Details 6) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net income for the year	R$ 2,688,614	R$ 2,809,631	R$ 2,258,810
Legal Reserve (5%)	(134,431)	(140,482)	(112,941)
Realization of equity evaluation adjustment	42,637	33,364	32,553
Calculation basis for minimum mandatory dividends	2,596,820	2,702,513	2,178,422
Interest on own capital - gross value	1,100,000	883,000	958,000
Interim dividends	1,350,000	202,110	0
Additional proposed dividends	0	1,250,025	131,211
Proposed dividends	R$ 2,450,000	R$ 2,335,135	R$ 1,089,211
Dividends paid, ordinary shares per share	R$ 0.82490	R$ 0.74182	R$ 0.34557
Gross value of dividends per share	R$ 0	R$ 0	R$ 1.64173
Common shares
Dividends paid, ordinary shares	R$ 2,450,000	R$ 963,583	R$ 454,539
Class A Preferred Shares
Dividends paid, other shares	R$ 0	R$ 2,552	R$ 1,502
Dividends paid, other shares per share	R$ 0	R$ 0.81600	R$ 0.48035
Class B Preferred Shares
Dividends paid, other shares	R$ 0	R$ 1,369,000	R$ 633,170
Dividends paid, other shares per share	R$ 0	R$ 0.81600	R$ 0.38012